Leased Assets under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Capital Leased Assets [Line Items]
Accumulated amortization	¥ (20,514)	¥ (4,634)
Leased assets under capital leases, Net	47,702	23,862
Machinery, equipment and others
Capital Leased Assets [Line Items]
Leased assets under capital leases	58,751	9,288
Film costs
Capital Leased Assets [Line Items]
Leased assets under capital leases	¥ 9,465	¥ 19,208